Reconciliation of tax expense and accounting profit multiplied by tax rate (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)		Mar. 31, 2021 INR (₨)
Loss for the year	$ (3,506)	₨ (288,168)	[1]	₨ (482,462)	[1]	₨ (1,194,878)	[1]
Total income tax expense	$ 569	46,788		16,906		64,096
Loss before income taxes		(241,380)		(465,556)		(1,130,782)
Expected tax expense at statutory income tax rate		32,760		(105,537)		(193,762)
Non-deductible expenses		19,074		17,024		2,307
Utilization of previously unrecognised tax losses		(42,671)		(13,134)		(1,181)
Current year losses for which no deferred tax asset was recognized		36,761		174,746		159,102
Reversal of deferred tax assets recognised in earlier years						77,636
Change in unrecognised temporary differences		209		(58,979)		17,297
Effect of change in tax rate		(1,908)
Others		₨ 2,563		₨ 2,786		₨ 2,697

[1]	Refer to Note A above for breakup of loss before tax into domestic (Parent Company) and foreign operations (subsidiaries).